Net Income (loss) per Share - Antidilutive securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	7,583,905	7,642,505	8,715,759
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	7,371,961	7,399,661	7,816,863
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	211,944	242,844	898,896